Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following reconciles net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,332,858,162	$1,190,222,987
Less: benefits payable	1,770,434	37,052
Net assets available for benefits per the Form 5500	$1,331,087,728	$1,190,185,935

The following is a reconciliation of benefit payments per the financial statements to the Form 5500 at December 31, 2025:

Benefit payments per the financial statements	$109,964,568
Add: benefits payable at end of year	1,770,434
Less: benefits payable at beginning of year	37,052
Benefit payments per the Form 5500	$111,697,950